UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas     April 30, 2007

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total (x$1000):   $627,370


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INTROGEN THERAPEUTICS INC COM  COM              46119F107     4570  1131998 SH       SOLE                  1131998        0        0
ISHARES INC MSCI BRAZIL FREE   ETFS             464286400     7870   159842 SH       SOLE                   159842        0        0
ISHARES INC MSCI SOUTH KOREA   ETFS             464286772    16470   325829 SH       SOLE                   325829        0        0
ISHARES INC MSCI TAIWAN IND FD ETFS             464286731     4880   350000 SH       SOLE                   350000        0        0
ISHARES TR DOW JONES SELECT    ETFS             464287168     8930   125000 SH       SOLE                   125000        0        0
ISHARES TR MSCI EAFE INDEX FD  ETFS             464287465    50050   656300 SH       SOLE                   656300        0        0
ISHARES TR MSCI EMERGING MKTS  ETFS             464287234    10030    86100 SH       SOLE                    86100        0        0
ISHARES TR S & P GLOBAL 100    ETFS             464287572   159540  2154798 SH       SOLE                  2154798        0        0
ISHARES TR S&P 100 INDEX FD    ETFS             464287101   229190  3524317 SH       SOLE                  3524317        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      910   250000 SH       SOLE                   250000        0        0
PHARMACEUTICAL HOLDERS TR      ETFS             71712A206     5860    75400 SH       SOLE                    75400        0        0
SELECT SECTOR SPDR FUND HEALTH ETFS             81369Y209     9220   274000 SH       SOLE                   274000        0        0
SPDR TR UNIT SER 1 S & P       ETFS             78462F103   117680   828700 SH       SOLE                   828700        0        0
TEXAS INSTRS INC COM           COM              882508104      960    32000 SH       SOLE                    32000        0        0
ZIOPHARM ONCOLOGY INC COM      COM              98973P101     1210   236487 SH       SOLE                   236487        0        0